Investments - Schedule of Changes in Net Assets for the Master Trust (Details) - EBP 003 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Net appreciation in fair value of investments	$ 244,882
Administrative and investment expenses	136,861
Net increase	187,357
Net assets available for benefits, beginning of year	1,474,982
Net assets available for benefits, end of year	1,742,670
Master Trust Balance
EBP, Master Trust [Line Items]
Net appreciation in fair value of investments	1,634,950
Interest and dividends	26,529
Net investment gain	1,661,479
Administrative and investment expenses	8,862
Transfers in	1,169,883
Transfers out	1,249,649
Net increase	1,572,851
Net assets available for benefits, beginning of year	10,202,314
Net assets available for benefits, end of year	$ 11,775,165